Goodwill and intangible assets	12 Months Ended
Dec. 31, 2018
Goodwill and intangible assets
Disclosure of intangible assets and goodwill [text block]

The notes included in this section focus on the Barclays Bank Group’s non-current tangible and intangible assets and property, plant and equipment, which provide long-term future economic benefits.

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2018	4,710	1,287	96	1,547	490	8,130
Transfer of UK banking business	(4,276)	-	-	(90)	-	(4,366)
Additions and disposals	-	(8)	11	-	13	16
Exchange and other movements	11	63	(7)	83	29	179
As at 31 December 2018	445	1,342	100	1,540	532	3,959
Accumulated amortisation and impairment
As at 1 January 2018	(860)	(787)	(75)	(1,210)	(313)	(3,245)
Transfer of UK banking business	750	-	-	79	-	829
Additions and disposals	-	161	(1)	-	12	172
Amortisation charge	-	(156)	(11)	(78)	(31)	(276)
Impairment charge	-	(1)	-	-	-	(1)
Exchange and other movements	(1)	(29)	9	(68)	(22)	(111)
As at 31 December 2018	(111)	(812)	(78)	(1,277)	(354)	(2,632)
Net book value	334	530	22	263	178	1,327

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2017	4,797	4,422	150	1,708	551	11,628
Additions and disposals	-	(2,911)	(49)	(12)	(19)	(2,991)
Exchange and other movements	(87)	(224)	(5)	(149)	(42)	(507)
As at 31 December 2017	4,710	1,287	96	1,547	490	8,130
Accumulated amortisation and impairment
As at 1 January 2017	(930)	(1,666)	(109)	(1,232)	(343)	(4,280)
Disposals	-	1,132	45	15	36	1,228
Amortisation charge	-	(329)	(14)	(101)	(34)	(478)
Impairment charge	-	(12)	-	-	-	(12)
Exchange and other movements	70	88	3	108	28	297
As at 31 December 2017	(860)	(787)	(75)	(1,210)	(313)	(3,245)
Net book value	3,850	500	21	337	177	4,885

Goodwill

Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2018	2017
	£m	£m
Consumer, Cards and Payments	334	325
Total net book value of goodwill	334	325

Goodwill

Testing goodwill for impairment involves a significant amount of judgement. This includes the identification of independent CGUs and the allocation of goodwill to these units based on which units are expected to benefit from the acquisition. The allocation is reviewed following business reorganisations. Cash flow projections necessarily take into account changes in the market in which a business operates including the level of growth, competitive activity, and the impacts of regulatory change. Determining both the expected pre-tax cash flows and the risk adjusted interest rate appropriate to the operating unit requires the exercise of judgement. The estimation of pre-tax cash flows is sensitive to the periods for which detailed forecasts are available and to assumptions regarding long-term sustainable cash flows.

Other intangible assets

Determining the estimated useful lives of intangible assets (such as those arising from contractual relationships) requires an analysis of circumstances. The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.

Impairment testing of goodwill

During 2018, Barclays Bank Group recognised an impairment charge of £nil (2017: £nil).

Key assumptions

The key assumptions used for impairment testing are set out below for each significant goodwill balance. Other goodwill of £95m (2017: £95m) was allocated to multiple CGUs which are not considered individually significant.